Note 5 - Loss Per Share - Shares Used in Basic and Diluted Loss Per Common Share Computations (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Net loss available in basic and diluted calculation	$ (2,373,410)		$ (2,543,670)		$ (4,133,432)		$ (3,885,517)		$ (7,746,593)		$ (6,526,014)
Unrealized gain (loss) from marketable securities							(1,501)				1,501
Comprehensive loss	$ (2,373,410)		$ (2,543,670)		$ (4,133,432)		$ (3,885,517)		$ (7,746,593)		$ (6,524,513)
Weighted average common shares outstanding-basic (in shares)	11,878,490		6,167,689		11,632,221		6,308,554		6,362,989		2,823,345
Effect of diluted stock options, warrants and preferred stock (1) (in shares)		[1]		[1]		[1]		[1]		[2]		[2]
Loss per common share - basic and diluted (in dollars per share)	$ (0.20)		$ (0.41)		$ (0.36)		$ (0.62)		$ (1.22)		$ (2.31)

[1]	The number of shares underlying options and warrants outstanding as of June 30, 2018 and June 30, 2017 are 5,676,637 and 3,850,878, respectively. The number of shares underlying the preferred stock as of June 30, 2018 is 79,246. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2017 and December 31, 2016 are 4,716,240 and 1,036,744, respectively. The number of shares underlying the preferred stock as of December 31, 2017 is 79,246 for Series B Convertible and 647,819 for Series C Convertible. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.